UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05199
Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Small Cap Value Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$44	0.88%
Key Fund
Statistics
Fund net assets	$480,644,248
Total number of portfolio holdings	228
Portfolio turnover for the reporting period	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Kirby Corp.	1.5%
Murphy Oil Corp.	1.5%
Essent Group Ltd.	1.4%
Pan American Silver Corp.	1.2%
Summit Materials, Inc., Class A	1.1%
Popular, Inc.	1.1%
Patterson-UTI Energy, Inc.	1.1%
Moog, Inc., Class A	1.1%
PNM Resources, Inc.	1.0%
Korn/Ferry International	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Small Cap Value Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$56	1.13%
Key Fund Statistics
Fund net assets	$480,644,248
Total number of portfolio holdings	228
Portfolio turnover for the reporting period	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Kirby Corp.	1.5%
Murphy Oil Corp.	1.5%
Essent Group Ltd.	1.4%
Pan American Silver Corp.	1.2%
Summit Materials, Inc., Class A	1.1%
Popular, Inc.	1.1%
Patterson-UTI Energy, Inc.	1.1%
Moog, Inc., Class A	1.1%
PNM Resources, Inc.	1.0%
Korn/Ferry International	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Small Cap Value Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Small Cap Value Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	67,860	1,145,477
Entertainment 1.1%
Gaia, Inc.(a)	248,999	1,098,086
IMAX Corp.(a)	94,760	1,589,125
Playstudios, Inc.(a)	412,134	853,118
Vivid Seats, Inc., Class A(a)	268,139	1,541,799
Total		5,082,128
Interactive Media & Services 0.7%
Bumble, Inc., Class A(a)	163,620	1,719,646
Shutterstock, Inc.	39,560	1,530,972
Total		3,250,618
Media 0.3%
Innovid Corp.(a)	859,871	1,590,761
Wireless Telecommunication Services 1.1%
Telephone and Data Systems, Inc.	111,315	2,307,560
United States Cellular Corp.(a)	49,238	2,748,465
Total		5,056,025
Total Communication Services		16,125,009
Consumer Discretionary 13.5%
Automobile Components 1.6%
Gentherm, Inc.(a)	37,290	1,839,143
Modine Manufacturing Co.(a)	34,159	3,422,390
Visteon Corp.(a)	21,430	2,286,581
Total		7,548,114
Broadline Retail 1.2%
Articore Group Ltd.(a)	2,289,842	633,935
Kohl’s Corp.	107,980	2,482,460
Savers Value Village, Inc.(a)	221,164	2,707,047
Total		5,823,442
Distributors 0.1%
Educational Development Corp.(a)	131,337	248,227
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.3%
American Public Education, Inc.(a)	220,343	3,873,630
Stride, Inc.(a)	37,193	2,622,106
Total		6,495,736
Hotels, Restaurants & Leisure 0.5%
Everi Holdings, Inc.(a)	270,274	2,270,302
Household Durables 3.5%
Cavco Industries, Inc.(a)	8,777	3,038,334
Century Communities, Inc.	31,660	2,585,356
Hamilton Beach Brands Holding Co.	165,483	2,844,653
iRobot Corp.(a)	93,300	849,963
Landsea Homes Corp.(a)	120,950	1,111,531
Legacy Housing Corp.(a)	87,029	1,996,445
Lifetime Brands, Inc.	166,727	1,432,185
Lovesac Co. (The)(a)	47,500	1,072,550
Universal Electronics, Inc.(a)	160,025	1,859,490
Total		16,790,507
Leisure Products 1.1%
Latham Group, Inc.(a)	337,293	1,021,998
Malibu Boats, Inc., Class A(a)	26,545	930,137
Topgolf Callaway Brands Corp.(a)	234,067	3,581,225
Total		5,533,360
Specialty Retail 2.7%
1-800-Flowers.com, Inc., Class A(a)	101,863	969,736
Advance Auto Parts, Inc.	61,550	3,897,961
Beyond, Inc.(a)	57,900	757,332
Brilliant Earth Group, Inc., Class A(a)	168,503	374,077
Citi Trends, Inc.(a)	43,988	935,185
Leslie’s, Inc.(a)	400,800	1,679,352
Lulu’s Fashion Lounge Holdings, Inc.(a)	328,946	608,550
National Vision Holdings, Inc.(a)	122,931	1,609,167
ThredUp, Inc., Class A(a)	581,315	988,235
Zumiez, Inc.(a)	64,410	1,254,707
Total		13,074,302
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.5%
Canada Goose Holdings, Inc.(a)	132,980	1,719,431
Culp, Inc.(a)	110,973	497,159
Fossil Group, Inc.(a)	499,036	718,612
Movado Group, Inc.	68,811	1,710,642
Steven Madden Ltd.	56,474	2,388,850
Total		7,034,694
Total Consumer Discretionary		64,818,684
Consumer Staples 1.8%
Beverages 0.5%
Duckhorn Portfolio, Inc. (The)(a)	146,210	1,038,091
MGP Ingredients, Inc.	18,750	1,395,000
Total		2,433,091
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	49,062	2,433,475
Food Products 0.5%
Fresh Del Monte Produce, Inc.	46,396	1,013,753
Mission Produce, Inc.(a)	151,629	1,498,094
Total		2,511,847
Personal Care Products 0.3%
Honest Co., Inc. (The)(a)	443,831	1,295,987
Total Consumer Staples		8,674,400
Energy 6.7%
Energy Equipment & Services 2.5%
Natural Gas Services Group, Inc.(a)	131,166	2,639,060
Newpark Resources, Inc.(a)	206,138	1,713,007
Pason Systems, Inc.	170,229	2,293,279
Patterson-UTI Energy, Inc.	494,550	5,123,538
Profire Energy, Inc.(a)	402,698	571,831
Total		12,340,715
Oil, Gas & Consumable Fuels 4.2%
CVR Energy, Inc.	89,660	2,400,198
Delek U.S. Holdings, Inc.	122,990	3,045,232
Kinetik Holdings, Inc.	67,323	2,789,865
Magnolia Oil & Gas Corp., Class A	124,180	3,146,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	175,921	7,254,982
Ring Energy, Inc.(a)	874,224	1,477,439
Total		20,114,437
Total Energy		32,455,152
Financials 18.6%
Banks 10.8%
Bank of Marin Bancorp	59,383	961,411
BankUnited, Inc.	120,892	3,538,509
Banner Corp.	59,726	2,964,799
Capital Bancorp, Inc.	72,330	1,482,765
Central Pacific Financial Corp.	82,169	1,741,983
CNB Financial Corp.	33,741	688,654
Columbia Banking System, Inc.	182,502	3,629,965
Community Trust Bancorp, Inc.	32,472	1,417,727
Community West Bancshares	73,557	1,360,804
First Community Corp.	75,776	1,307,136
First Financial Corp.	34,620	1,276,786
Heritage Financial Corp.	89,855	1,620,086
HomeStreet, Inc.	121,058	1,380,061
Northrim BanCorp, Inc.	47,911	2,761,590
Popular, Inc.	60,228	5,325,962
Provident Financial Holdings, Inc.	71,426	892,825
Riverview Bancorp, Inc.	174,949	698,046
Sierra Bancorp	73,211	1,638,462
Southern First Bancshares, Inc.(a)	58,994	1,724,984
Synovus Financial Corp.	102,610	4,123,896
Towne Bank	96,517	2,632,018
WaFd, Inc.	110,643	3,162,177
Western New England Bancorp, Inc.	197,667	1,359,949
Zions Bancorp	95,180	4,127,957
Total		51,818,552
Capital Markets 0.7%
StoneX Group, Inc.(a)	47,306	3,562,615
Consumer Finance 0.5%
PROG Holdings, Inc.	61,308	2,126,162
Financial Services 4.2%
Alerus Financial Corp.	79,046	1,550,092
Cass Information Systems, Inc.	23,096	925,457
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Essent Group Ltd.	118,423	6,654,188
EVERTEC, Inc.	53,540	1,780,205
International Money Express, Inc.(a)	66,910	1,394,404
NMI Holdings, Inc., Class A(a)	126,675	4,312,017
Payoneer Global, Inc.(a)	523,667	2,901,115
Security National Financial Corp., Class A(a)	91,840	733,802
Total		20,251,280
Insurance 2.4%
Global Indemnity Group LLC	69,185	2,150,657
Greenlight Capital Re Ltd., Class A(a)	118,891	1,557,472
Horace Mann Educators Corp.	80,913	2,639,382
Mercury General Corp.	70,666	3,755,192
ProAssurance Corp.(a)	124,573	1,522,282
Total		11,624,985
Total Financials		89,383,594
Health Care 7.5%
Biotechnology 2.6%
Apellis Pharmaceuticals, Inc.(a)	81,336	3,120,049
Arrowhead Pharmaceuticals, Inc.(a)	58,469	1,519,609
BioCryst Pharmaceuticals, Inc.(a)	218,737	1,351,795
Celcuity, Inc.(a)	66,614	1,091,137
Lexicon Pharmaceuticals, Inc.(a)	463,938	779,416
Olema Pharmaceuticals, Inc.(a)	77,018	833,335
SpringWorks Therapeutics, Inc.(a)	50,925	1,918,345
Travere Therapeutics, Inc.(a)	109,882	903,230
uniQure NV(a)	187,380	839,462
Total		12,356,378
Health Care Equipment & Supplies 1.3%
Inogen, Inc.(a)	166,894	1,356,848
LivaNova PLC(a)	71,526	3,921,055
Zimvie, Inc.(a)	49,290	899,543
Total		6,177,446
Health Care Providers & Services 0.7%
Castle Biosciences, Inc.(a)	52,295	1,138,462
Enhabit, Inc.(a)	137,780	1,228,998
Fulgent Genetics, Inc.(a)	64,765	1,270,689
Total		3,638,149
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.2%
GoodRx Holdings, Inc., Class A(a)	321,193	2,505,306
Teladoc Health, Inc.(a)	255,880	2,502,506
TruBridge, Inc.(a)	92,936	929,360
Total		5,937,172
Life Sciences Tools & Services 0.3%
Codexis, Inc.(a)	428,228	1,327,507
Pharmaceuticals 1.4%
ANI Pharmaceuticals, Inc.(a)	33,379	2,125,574
Perrigo Co. PLC	116,160	2,982,989
Supernus Pharmaceuticals, Inc.(a)	58,317	1,559,980
Total		6,668,543
Total Health Care		36,105,195
Industrials 16.9%
Aerospace & Defense 1.4%
Moog, Inc., Class A	30,268	5,063,836
Triumph Group, Inc.(a)	119,036	1,834,345
Total		6,898,181
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	245,074	1,394,471
Building Products 1.7%
AZZ, Inc.	48,994	3,784,787
UFP Industries, Inc.	37,406	4,189,472
Total		7,974,259
Commercial Services & Supplies 1.0%
ACCO Brands Corp.	201,530	947,191
Healthcare Services Group, Inc.(a)	117,500	1,243,150
HNI Corp.	62,263	2,803,080
Total		4,993,421
Electrical Equipment 0.9%
GrafTech International Ltd.(a)	764,854	741,909
Shoals Technologies Group, Inc., Class A(a)	191,580	1,195,459
Thermon(a)	72,962	2,244,311
Total		4,181,679
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.8%
Hertz Global Holdings, Inc.(a)	324,780	1,146,473
Marten Transport Ltd.	130,215	2,402,467
Schneider National, Inc., Class B	126,090	3,046,335
Werner Enterprises, Inc.	53,140	1,904,006
Total		8,499,281
Machinery 3.4%
Energy Recovery, Inc.(a)	81,607	1,084,557
Gorman-Rupp Co.	45,675	1,676,729
Greenbrier Companies, Inc. (The)	55,428	2,746,457
Hurco Companies, Inc.	66,211	1,010,380
John Bean Technologies Corp.	46,740	4,438,898
Manitex International, Inc.(a)	164,394	728,266
Markforged Holding Corp.(a)	749,691	307,373
Mueller Industries, Inc.	59,184	3,369,937
Stratasys Ltd.(a)	103,964	872,258
Total		16,234,855
Marine Transportation 2.1%
Costamare, Inc.	167,305	2,748,821
Kirby Corp.(a)	61,658	7,382,312
Total		10,131,133
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	104,549	1,313,135
Professional Services 3.0%
Alight, Inc., Class A(a)	551,498	4,070,055
IBEX Holdings Ltd.(a)	93,561	1,513,817
Korn/Ferry International	70,810	4,754,183
MAXIMUS, Inc.	27,000	2,313,900
TaskUS, Inc., Class A(a)	153,050	2,037,096
Total		14,689,051
Trading Companies & Distributors 1.0%
BlueLinx Holdings, Inc.(a)	14,445	1,344,685
H&E Equipment Services, Inc.	32,457	1,433,626
Karat Packaging, Inc.	71,440	2,113,195
Total		4,891,506
Total Industrials		81,200,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.0%
Communications Equipment 1.0%
Applied Optoelectronics, Inc.(a)	237,222	1,966,571
Lumentum Holdings, Inc.(a)	56,108	2,857,019
Total		4,823,590
Electronic Equipment, Instruments & Components 3.8%
Airgain, Inc.(a)	146,765	886,461
FARO Technologies, Inc.(a)	81,918	1,310,688
IPG Photonics Corp.(a)	28,890	2,438,027
Luna Innovations, Inc.(a)	493,365	1,578,768
Methode Electronics, Inc.	56,889	588,801
OSI Systems, Inc.(a)	19,059	2,620,994
Powerfleet, Inc.(a)	441,462	2,017,481
SmartRent, Inc.(a)	459,250	1,097,608
TTM Technologies, Inc.(a)	111,436	2,165,201
Vishay Precision Group, Inc.(a)	30,143	917,553
Vontier Corp.	74,090	2,830,238
Total		18,451,820
IT Services 0.9%
Kyndryl Holdings, Inc.(a)	168,507	4,433,419
Semiconductors & Semiconductor Equipment 2.3%
Aehr Test Systems(a)	84,493	943,787
Cohu, Inc.(a)	75,691	2,505,372
inTEST Corp.(a)	74,270	733,787
MagnaChip Semiconductor Corp.(a)	199,159	969,904
Navitas Semiconductor Corp.(a)	326,890	1,284,678
Synaptics, Inc.(a)	39,340	3,469,788
Valens Semiconductor Ltd.(a)	308,269	983,378
Total		10,890,694
Software 1.8%
Cerence, Inc.(a)	207,095	586,079
Clear Secure, Inc., Class A	148,903	2,785,975
Cognyte Software Ltd.(a)	157,647	1,204,423
Expensify, Inc., Class A(a)	470,420	700,926
Mitek Systems, Inc.(a)	96,828	1,082,537
Red Violet, Inc.(a)	68,832	1,748,333
Upland Software, Inc.(a)	271,155	675,176
Total		8,783,449
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	366,930	807,246
Total Information Technology		48,190,218
Materials 9.9%
Chemicals 2.3%
Arcadium Lithium PLC(a)	1,119,582	3,761,795
Aspen Aerogels, Inc.(a)	68,871	1,642,573
Chemours Co. LLC (The)	98,461	2,222,265
Tronox Holdings PLC, Class A	207,543	3,256,350
Total		10,882,983
Construction Materials 1.1%
Summit Materials, Inc., Class A(a)	147,273	5,391,664
Containers & Packaging 0.5%
Greif, Inc., Class A	37,799	2,172,309
Metals & Mining 5.5%
Ampco-Pittsburgh Corp.(a)	236,851	182,375
Capstone Copper Corp.(a)	478,865	3,395,337
Centerra Gold, Inc.	371,680	2,499,511
ERO Copper Corp.(a)	115,211	2,462,461
Ferroglobe PLC	338,996	1,817,019
Hudbay Minerals, Inc.	319,467	2,890,977
MAG Silver Corp.(a)	135,963	1,588,165
MP Materials Corp.(a)	168,455	2,144,432
Pan American Silver Corp.	289,203	5,749,356
Radius Recycling, Inc., Class A	111,683	1,705,399
Torex Gold Resources, Inc.(a)	136,384	2,113,476
Total		26,548,508
Paper & Forest Products 0.5%
Clearwater Paper Corp.(a)	31,994	1,550,749
Glatfelter Corp.(a)	622,382	865,111
Total		2,415,860
Total Materials		47,411,324
Real Estate 6.7%
Diversified REITs 0.6%
American Assets Trust, Inc.	127,763	2,859,336
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 0.2%
Sila Realty Trust, Inc.(a)	1,167	24,705
Universal Health Realty Income Trust	29,110	1,139,366
Total		1,164,071
Hotel & Resort REITs 1.2%
Park Hotels & Resorts, Inc.	214,000	3,205,720
RLJ Lodging Trust	277,942	2,676,581
Total		5,882,301
Office REITs 1.0%
Brandywine Realty Trust	343,150	1,537,312
Highwoods Properties, Inc.	126,470	3,322,367
Total		4,859,679
Real Estate Management & Development 1.2%
Cushman & Wakefield PLC(a)	189,760	1,973,504
Douglas Elliman, Inc.(a)	600,820	696,951
Newmark Group, Inc., Class A	284,304	2,908,430
Total		5,578,885
Retail REITs 0.9%
Macerich Co. (The)	277,440	4,283,674
Specialized REITs 1.6%
Outfront Media, Inc.	212,740	3,042,182
PotlatchDeltic Corp.	120,182	4,733,969
Total		7,776,151
Total Real Estate		32,404,097
Utilities 4.6%
Electric Utilities 1.6%
Northwestern Energy Group, Inc.	60,734	3,041,559
PNM Resources, Inc.	128,768	4,759,265
Total		7,800,824
Gas Utilities 2.2%
National Fuel Gas Co.	86,225	4,672,533
RGC Resources, Inc.	85,563	1,749,763
UGI Corp.	180,860	4,141,694
Total		10,563,990
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.8%
Black Hills Corp.	66,285	3,604,578
Total Utilities		21,969,392
Total Common Stocks (Cost $477,006,461)		478,738,037

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	23,111	23,105
Total Money Market Funds (Cost $23,105)		23,105
Total Investments in Securities (Cost: $477,029,566)		478,761,142
Other Assets & Liabilities, Net		1,883,106
Net Assets		480,644,248
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	435,115	48,088,564	(48,500,533)	(41)	23,105	240	31,665	23,111
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	16,125,009	—	—	16,125,009
Consumer Discretionary	64,184,749	633,935	—	64,818,684
Consumer Staples	8,674,400	—	—	8,674,400
Energy	32,455,152	—	—	32,455,152
Financials	89,383,594	—	—	89,383,594
Health Care	36,105,195	—	—	36,105,195
Industrials	81,200,972	—	—	81,200,972
Information Technology	48,190,218	—	—	48,190,218
Materials	47,411,324	—	—	47,411,324
Real Estate	32,404,097	—	—	32,404,097
Utilities	21,969,392	—	—	21,969,392
Total Common Stocks	478,104,102	633,935	—	478,738,037
Money Market Funds	23,105	—	—	23,105
Total Investments in Securities	478,127,207	633,935	—	478,761,142
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $477,006,461)	$478,738,037
Affiliated issuers (cost $23,105)	23,105
Receivable for:
Investments sold	10,486,693
Capital shares sold	365,208
Dividends	355,954
Expense reimbursement due from Investment Manager	1,568
Prepaid expenses	2,953
Deferred compensation of board members	122,728
Total assets	490,096,246
Liabilities
Due to custodian	2
Payable for:
Investments purchased	7,024,018
Capital shares redeemed	1,080,584
Management services fees	11,357
Distribution and/or service fees	1,422
Service fees	48,374
Compensation of chief compliance officer	44
Interfund lending	1,100,000
Compensation of board members	1,914
Other expenses	34,812
Deferred compensation of board members	149,471
Total liabilities	9,451,998
Net assets applicable to outstanding capital stock	$480,644,248
Represented by
Paid in capital	415,888,962
Total distributable earnings (loss)	64,755,286
Total - representing net assets applicable to outstanding capital stock	$480,644,248
Class 1
Net assets	$270,392,762
Shares outstanding	20,994,791
Net asset value per share	$12.88
Class 2
Net assets	$210,251,486
Shares outstanding	16,556,915
Net asset value per share	$12.70
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,515,661
Dividends — affiliated issuers	31,665
Foreign taxes withheld	(37,285)
Total income	4,510,041
Expenses:
Management services fees	2,238,255
Distribution and/or service fees
Class 2	268,322
Service fees	215,142
Custodian fees	8,171
Printing and postage fees	12,405
Accounting services fees	15,328
Legal fees	8,401
Interest on interfund lending	10,883
Compensation of chief compliance officer	49
Compensation of board members	8,276
Deferred compensation of board members	4,507
Other	14,333
Total expenses	2,804,072
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(271,300)
Total net expenses	2,532,772
Net investment income	1,977,269
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,571,288
Investments — affiliated issuers	240
Foreign currency translations	(619)
Net realized gain	36,570,909
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(42,123,846)
Investments — affiliated issuers	(41)
Foreign currency translations	(1)
Net change in unrealized appreciation (depreciation)	(42,123,888)
Net realized and unrealized loss	(5,552,979)
Net decrease in net assets resulting from operations	$(3,575,710)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$1,977,269	$3,260,166
Net realized gain	36,570,909	22,259,101
Net change in unrealized appreciation (depreciation)	(42,123,888)	79,127,193
Net increase (decrease) in net assets resulting from operations	(3,575,710)	104,646,460
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(25,154,005)
Class 2	—	(15,116,508)
Total distributions to shareholders	—	(40,270,513)
Decrease in net assets from capital stock activity	(59,063,657)	(33,372,469)
Total increase (decrease) in net assets	(62,639,367)	31,003,478
Net assets at beginning of period	543,283,615	512,280,137
Net assets at end of period	$480,644,248	$543,283,615
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	141,358	1,811,017	293,748	3,436,519
Distributions reinvested	—	—	2,070,289	25,154,005
Shares redeemed	(4,103,084)	(53,353,808)	(5,153,857)	(63,532,349)
Net decrease	(3,961,726)	(51,542,791)	(2,789,820)	(34,941,825)
Class 2
Shares sold	717,376	8,974,446	1,269,224	14,950,934
Distributions reinvested	—	—	1,258,660	15,116,508
Shares redeemed	(1,291,786)	(16,495,312)	(2,416,891)	(28,498,086)
Net increase (decrease)	(574,410)	(7,520,866)	110,993	1,569,356
Total net decrease	(4,536,136)	(59,063,657)	(2,678,827)	(33,372,469)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$12.98	0.06	(0.16)	(0.10)	—	—	—
Year Ended 12/31/2023	$11.50	0.09	2.37	2.46	(0.10)	(0.88)	(0.98)
Year Ended 12/31/2022	$20.75	0.10	(1.93)	(1.83)	(0.14)	(7.28)	(7.42)
Year Ended 12/31/2021	$16.17	0.12	4.59	4.71	(0.13)	—	(0.13)
Year Ended 12/31/2020	$15.67	0.14	1.01	1.15	(0.08)	(0.57)	(0.65)
Year Ended 12/31/2019	$14.22	0.15	2.79	2.94	(0.09)	(1.40)	(1.49)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$12.81	0.04	(0.15)	(0.11)	—	—	—
Year Ended 12/31/2023	$11.35	0.06	2.34	2.40	(0.06)	(0.88)	(0.94)
Year Ended 12/31/2022	$20.58	0.06	(1.92)	(1.86)	(0.09)	(7.28)	(7.37)
Year Ended 12/31/2021	$16.06	0.06	4.56	4.62	(0.10)	—	(0.10)
Year Ended 12/31/2020	$15.55	0.10	1.02	1.12	(0.04)	(0.57)	(0.61)
Year Ended 12/31/2019	$14.12	0.08	2.79	2.87	(0.04)	(1.40)	(1.44)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$12.88	(0.77% )	0.98% (c)	0.88% (c)	0.86%	20%	$270,393
Year Ended 12/31/2023	$12.98	21.94%	0.98% (c)	0.88% (c)	0.73%	59%	$323,832
Year Ended 12/31/2022	$11.50	(8.69% )	0.95% (c)	0.88% (c)	0.67%	52%	$319,024
Year Ended 12/31/2021	$20.75	29.19%	0.97% (c)	0.88% (c)	0.58%	69%	$403,571
Year Ended 12/31/2020	$16.17	8.80%	1.02% (c)	0.90% (c)	1.05%	57%	$373,200
Year Ended 12/31/2019	$15.67	21.34%	1.04% (c)	0.92% (c)	1.00%	60%	$316,513
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$12.70	(0.86% )	1.23% (c)	1.13% (c)	0.63%	20%	$210,251
Year Ended 12/31/2023	$12.81	21.67%	1.23% (c)	1.13% (c)	0.50%	59%	$219,452
Year Ended 12/31/2022	$11.35	(8.97% )	1.20% (c)	1.13% (c)	0.43%	52%	$193,256
Year Ended 12/31/2021	$20.58	28.80%	1.21% (c)	1.13% (c)	0.31%	69%	$238,267
Year Ended 12/31/2020	$16.06	8.59%	1.27% (c)	1.15% (c)	0.80%	57%	$322,390
Year Ended 12/31/2019	$15.55	20.98%	1.31% (c)	1.17% (c)	0.52%	60%	$315,238
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.87% of the Fund’s average daily net assets.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2024 through April 30, 2025 (%)	Prior to May 1, 2024 (%)
Class 1	0.86	0.88
Class 2	1.11	1.13
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
477,030,000	76,185,000	(74,454,000)	1,731,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $102,981,044 and $163,160,509, respectively, for the six months ended June 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,069,355	5.87	62
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at June 30, 2024 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Shareholder concentration risk
At June 30, 2024, one unaffiliated shareholder of record owned 31.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 55.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

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Columbia Variable Portfolio – Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7024_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024